Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued employee compensation and related benefits	$ 6,006	$ 6,248
Commissions	6,483	4,204
Accrued warranty costs	1,531	1,300
Accrued expenses	1,290	1,306
Advances from customers and deferred revenues	798	3,589
Government institutions	444	748
Total other current liabilities	$ 16,552	$ 17,395